Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Current portion	$ 5.4	$ 29.5	$ 21.0
Non-current	4.1	4.8	11.1
Liabilities
Current portion	(8.1)	(8.8)	$ (8.4)
Non-current		(0.1)
Net derivative financial instruments	$ 1.4	$ 25.4